Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 847,446	¥ 827,044
Service cost	24,350	24,827	¥ 25,343
Interest cost	11,583	12,152	14,606
Actuarial loss	48,061	14,138
Effect of changes in consolidated subsidiaries	(4)	(5)
Other	(2,696)
Benefits paid	(38,325)	(30,710)
Benefit obligation at end of the fiscal year	890,415	847,446	827,044
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	654,792	608,004
Actual return on plan assets	74,447	53,476
Employer contribution	7,978	16,758
Effect of changes in consolidated subsidiaries	0	0
Other	(1,934)
Benefits paid	(24,681)	(23,446)
Fair value of plan assets at end of the fiscal year	710,602	654,792	608,004
Funded status at end of the fiscal year	(179,813)	(192,654)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	313,698	274,928
Service cost	3,188	3,032	2,387
Interest cost	13,040	12,068	10,197
Plan participants' contributions	752	813
Amendments	(283)	(107)
Actuarial loss	74,801	3,392
Foreign currency exchange rate changes	7,214	36,867
Curtailments and settlements	(3,932)	(4,500)
Benefits paid	(13,774)	(12,795)
Benefit obligation at end of the fiscal year	394,704	313,698	274,928
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	225,024	188,019
Actual return on plan assets	54,928	17,979
Foreign currency exchange rate changes	5,752	26,167
Employer contribution	9,434	6,912
Plan participants' contributions	752	813
Curtailments and settlements	(2,989)	(3,334)
Effect of changes in consolidated subsidiaries	0	0
Benefits paid	(12,685)	(11,532)
Fair value of plan assets at end of the fiscal year	280,216	225,024	¥ 188,019
Funded status at end of the fiscal year	¥ (114,488)	¥ (88,674)